Acquisition Of Businesses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Aug. 03, 2007 McDonald's Corporation [Member]	Dec. 31, 2008 McDonald's Corporation [Member]	Aug. 03, 2007 Latin America And Caribbean McDonald's [Member]	Dec. 31, 2013 First Ten Years [Member]	Dec. 31, 2013 Next Five Years [Member]	Dec. 31, 2013 Last Five Years [Member]
Business Acquisition [Line Items]
Purchase price	$ 4,670	$ 7,889	$ 6,656			$ 679,357
Base purchase price						700,000
Additional purchase price						(20,643)
Base purchase price and estimated additional purchase price paid						701,244
Difference between the final working capital and the working capital estimated at the transaction date				21,887
Cash collected from receivable					15,015
Assignment of receivables from suppliers of McDonald's Corporation					6,872
Acquisition fees and expenses						18,723
Final purchase price						$ 698,080
Length of Master franchise agreement	20 years
Royalty fee, percentage							5.00%	6.00%	7.00%
First franchise fee payment period							10 years
Number of subsequent payment period	2
Subsequent period of the agreement								5 years	5 years